PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO          STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO      TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                TAX-FREE CASH RESERVE PORTFOLIO

PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS
While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES

----------------------------------------------------------------------------------------------------------------------------------
                                                 LIQUID                              GOVERNMENT &    GOVERNMENT       TAX-FREE
                                                 ASSETS   STIC PRIME    TREASURY       AGENCY       TAXADVANTAGE    CASH RESERVE
(fees paid directly form your investment)       PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
----------------------------------------------- --------- ------------ ------------ -------------- --------------- ----------------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a percentage of offering price)              None       None         None          None            None             None

(Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price
 or redemption proceeds, whichever is less)       None       None         None          None            None             None
----------------------------------------------- --------- ------------ ------------ -------------- --------------- ---------------

ANNUAL FUND OPERATING EXPENSES(1)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TAX-FREE
                                                 LIQUID                               GOVERNMENT &       GOVERNMENT         CASH
                                                 ASSETS    STIC PRIME    TREASURY       AGENCY         TAXADVANTAGE        RESERVE
(expenses that are deducted from fund assets    PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO          PORTFOLIO        PORTFOLIO
----------------------------------------------- --------- ------------ ------------ --------------- -------------------- ----------
Management Fees                                 0.15%         0.15%        0.15%         0.10%              0.18%           0.21%

Distribution and/or Service (12b-1) Fees        None          None         None           None              None            None

Other Expenses(2)                               0.04          0.05         0.05           0.06              0.13            0.05

Acquired Fund Fees and Expenses                 None          None         None           None              None            None

Total Annual Fund Operating Expenses            0.19          0.20         0.20           0.16              0.31            0.26

Fee Waiver(3)                                   0.06          0.07         0.07           0.03              0.18            0.03

Net Annual Fund Operating Expenses              0.13          0.13         0.13           0.13              0.13            0.23
------------------------------------------- -------------- ------------ ------------ --------------- -------------------- ----------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The fund's advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
    i)     invest $10,000 in the fund for the time periods indicated;
    ii)    redeem all your shares at the end of the periods indicated;
    (iii) earn a 5% return on your investment before operating expenses each year; and
    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 YEAR            3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------- ------------------ ------------------ ------------------ ------------------
Liquid Assets Portfolio                                            $13                $55               $101              $237
STIC Prime Portfolio                                                13                 57                106               248
Treasury Portfolio                                                  13                 57                106               248
Government & Agency Portfolio                                       13                 49                 87               202
Government TaxAdvantage Portfolio                                   13                 81                156               376
Tax-Free Cash Reserve Portfolio                                     24                 81                143               328"
----------------------------------------------------- ------------------ ------------------ ------------------ ------------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 and 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

    o  You invest $10,000 in a fund and hold it for the entire 10-year period;

    o  Your investment has a 5% return before expenses each year; and

    o Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

   There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS
PORTFOLIO --
INSTITUTIONAL CLASS      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                  0.13%      0.19%      0.19%      0.19%      0.19%      0.19%      0.19%      0.19%      0.19%      0.19%

Cumulative Return
 Before Expenses           5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses            4.87%      9.91%     15.20%     20.74%     26.55%     32.64%     39.02%     45.70%     52.71%     60.06%

End of Year
 Balance              $10,487.00 $10,991.42 $11,520.11 $12,074.23 $12,655.00 $13,263.71 $13,901.69 $14,570.36 $15,271.20 $16,005.74

Estimated Annual
 Expenses                $ 13.32    $ 20.40    $ 21.39    $ 22.41    $ 23.49    $ 24.62    $ 25.81    $ 27.05    $ 28.35   $  29.71
------------------- ------------ ---------- --------   ---------- ---------- ---------- ---------- ---------- ---------- ----------

STIC PRIME
PORTFOLIO --
INSTITUTIONAL CLASS      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7    YEAR 8     YEAR 9     YEAR 10
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                  0.13%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%

Cumulative Return
 Before Expenses           5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses            4.87%      9.90%     15.18%     20.71%     26.50%     32.57%     38.94%     45.61%     52.60%     59.92%

End of Year
 Balance              $10,487.00 $10,990.38 $11,517.91 $12,070.77 $12,650.17 $13,257.38 $13,893.73 $14,560.63 $15,259.54 $15,992.00

Estimated Annual
 Expenses                $ 13.32    $ 21.48    $ 22.51    $ 23.59    $ 24.72    $ 25.91    $ 27.15    $ 28.45    $ 29.82    $ 31.25
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

TREASURY
PORTFOLIO --
INSTITUTIONAL CLASS      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7    YEAR 8     YEAR 9     YEAR 10
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                  0.13%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%      0.20%

Cumulative Return
 Before Expenses           5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses            4.87%      9.90%     15.18%     20.71%     26.50%     32.57%     38.94%     45.61%     52.60%     59.92%

End of Year
 Balance              $10,487.00 $10,990.38 $11,517.91 $12,070.77 $12,650.17 $13,257.38 $13,893.73 $14,560.63 $15,259.54 $15,992.00

Estimated Annual
 Expenses                $ 13.32    $ 21.48    $ 22.51    $ 23.59    $ 24.72    $ 25.91    $ 27.1  5  $ 28.45    $ 29.82    $ 31.25
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------


GOVERNMENT &
AGENCY
PORTFOLIO --
INSTITUTIONAL CLASS      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7    YEAR 8     YEAR 9     YEAR 10
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                  0.13%      0.16%      0.16%      0.16%      0.16%      0.16%      0.16%      0.16       0.16%      0.16%

Cumulative Return
 Before Expenses           5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75      55.13%     62.89%

Cumulative Return
 After Expenses            4.87%      9.95%     15.27%     20.85%     26.69%     32.83%     39.26%     46.00%     53.06%     60.47%

End of Year
 Balance              $10,487.00 $10,994.57 $11,526.71 $12,084.60 $12,669.50 $13,282.70 $13,925.58 $14,599.85 $15,306.20 $16,047.02

Estimated Annual
 Expenses                $ 13.32    $ 17.19    $ 18.02    $ 18.89    $ 19.80    $ 20.76    $ 21.77    $ 22.82    $ 23.92    $ 25.08
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------


GOVERNMENT
TAXADVANTAGE
PORTFOLIO --
INSTITUTIONAL CLASS      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7    YEAR 8     YEAR 9     YEAR 10
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                  0.13%      0.31%      0.31%      0.31%      0.31%      0.31%      0.31%      0.31%      0.31%      0.31%

Cumulative Return
 Before Expenses           5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses            4.87%      9.79%     14.94%     20.33%     25.97%     31.88%     38.06%     44.54%     51.32%     58.42%

End of Year
 Balance              $10,487.00 $10,978.84 $11,493.75 $12,032.80 $12,597.14 $13,187.95 $13,806.46 $14,453.99 $15,131.88 $15,841.56

Estimated Annual
 Expenses                  13.32      33.27      34.83      36.47      38.18      39.97      41.84      43.80      45.86      48.01
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------


TAX-FREE CASH
RESERVE
PORTFOLIO --
INSTITUTIONAL CLASS      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7    YEAR 8     YEAR 9     YEAR 10
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                  0.23%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%      0.26%

Cumulative Return
 Before Expenses           5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses            4.77%      9.74%     14.94%     20.39%     26.09%     32.07%     38.33%     44.89%     51.75%     58.95%

End of Year
 Balance              $10,477.00 $10,973.61 $11,493.76 $12,038.56 $12,609.19 $13,206.87 $13,832.87 $14,488.55 $15,175.31 $15,894.62

Estimated Annual
 Expenses                $ 23.55    $ 27.89    $ 29.21    $ 30.59    $ 32.04    $ 33.56    $ 35.15    $ 36.82    $ 38.56    $ 40.39
------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CORPORATE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO                STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO            TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                      TAX-FREE CASH RESERVE PORTFOLIO


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Corporate Class shares of the funds.

SHAREHOLDER FEES

                                LIQUID       STIC                                        GOVERNMENT    TAX-FREE CASH
(fees paid directly from        ASSETS      PRIME      TREASURY   GOVERNMENT & AGENCY   TAXADVANTAGE      RESERVE
your investment)              PORTFOLIO   PORTFOLIO   PORTFOLIO        PORTFOLIO          PORTFOLIO      PORTFOLIO
------------------------      ---------   ---------   ---------   -------------------   ------------   -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                           None        None        None             None              None            None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)               None        None        None             None              None            None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                           TAX-FREE
                                   LIQUID       STIC                                        GOVERNMENT       CASH
(expenses that are deducted        ASSETS      PRIME      TREASURY   GOVERNMENT & AGENCY   TAXADVANTAGE    RESERVE
from fund assets)                PORTFOLIO   PORTFOLIO   PORTFOLIO        PORTFOLIO          PORTFOLIO    PORTFOLIO
---------------------------      ---------   ---------   ---------   -------------------   ------------   ---------
Management Fees                     0.15%       0.15%       0.15%            0.10%             0.18%         0.21%
Distribution and/or Service
(12b-1) Fees                        0.03        0.03        0.03             0.03              0.03          0.03
Other Expenses(2)                   0.04        0.05        0.05             0.06              0.13          0.05
Acquired Fund Fees and
Expenses                            None        None        None             None              None          None
Total Annual Fund Operating
Expenses                            0.22        0.23        0.23             0.19              0.34          0.29
Fee Waiver(3)                       0.06        0.07        0.07             0.03              0.18          0.03
Net Annual Fund Operating
Expenses                            0.16        0.16        0.16             0.16              0.16          0.26

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).
(3) The funds' advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;
     (ii)  redeem all your shares at the end of the periods indicated;
     (iii) earn a 5% return on your investment before operating expenses each year; and
     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                              1 YEAR                    3 YEARS                5 YEARS              10 YEARS
------------------------------------ -------------------------- ------------------------- ------------------- ----------------------
Liquid Assets Portfolio                         $16                       $65                    $118                 $274
STIC Prime Portfolio                             16                         67                    122                   286
Treasury Portfolio                               16                         67                    122                   286
Government & Agency Portfolio                    16                         58                    104                   240
Government TaxAdvantage Portfolio                16                         91                    173                   413
Tax-Free Cash Reserve Portfolio                  27                         90                    160                  365"
------------------------------------ -------------------------- ------------------------- ------------------- ----------------------


The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 8 and 9 of the prospectus:


"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco AIM Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

     o You invest $10,000 in a fund and hold it for the entire 10-year period;
     o    Your investment has a 5% return before expenses each year; and
     o Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Corporate Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


LIQUID ASSETS PORTFOLIO
CORPORATE CLASS                          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.16%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.84%        9.85%       15.10%       20.60%       26.37%
End of Year Balance                    $10,484.00   $10,985.14   $11,510.22   $12,060.41   $12,636.90
Estimated Annual Expenses              $    16.39   $    23.62   $    24.74   $    25.93   $    27.17
------------------------------------   ----------   ----------   ----------   ----------   ----------

LIQUID ASSETS PORTFOLIO
CORPORATE CLASS                          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.41%       38.74%       45.37%       52.32%       59.60%
End of Year Balance                    $13,240.95   $13,873.86   $14,537.03   $15,231.90   $15,959.99
Estimated Annual Expenses              $    28.47   $    29.83   $    31.25   $    32.75   $    34.31
------------------------------------   ----------   ----------   ----------   ----------   ----------

STIC PRIME PORTFOLIO
CORPORATE CLASS                          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.16%        0.23%        0.23%        0.23%        0.23%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.84%        9.84%       15.08%       20.57%       26.32%
End of Year Balance                    $10,484.00   $10,984.09   $11,508.03   $12,056.96   $12,632.08
Estimated Annual Expenses              $    16.39   $    24.69   $    25.87   $    27.10   $    28.39
------------------------------------   ----------   ----------   ----------   ----------   ----------

STIC PRIME PORTFOLIO
CORPORATE CLASS                          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.23%        0.23%        0.23%        0.23%        0.23%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.35%       38.66%       45.27%       52.20%       59.46%
End of Year Balance                    $13,234.63   $13,865.92   $14,527.32   $15,220.28   $15,946.28
Estimated Annual Expenses              $    29.75   $    31.17   $    32.65   $    34.21   $    35.84
------------------------------------   ----------   ----------   ----------   ----------   ----------

TREASURY PORTFOLIO CORPORATE
CLASS                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.16%        0.23%        0.23%        0.23%        0.23%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.84%        9.84%       15.08%       20.57%       26.32%
End of Year Balance                    $10,484.00   $10,984.09   $11,508.03   $12,056.96   $12,632.08
Estimated Annual Expenses              $    16.39   $    24.69   $    25.87   $    27.10   $    28.39
------------------------------------   ----------   ----------   ----------   ----------   ----------

TREASURY PORTFOLIO CORPORATE
CLASS                                    YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.23%        0.23%        0.23%        0.23%        0.23%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.35%       38.66%       45.27%       52.20%       59.46%
End of Year Balance                    $13,234.63   $13,865.92   $14,527.32   $15,220.28   $15,946.28
Estimated Annual Expenses              $    29.75   $    31.17   $    32.65   $    34.21   $    35.84
------------------------------------   ----------   ----------   ----------   ----------   ----------

GOVERNMENT & AGENCY
PORTFOLIO CORPORATE CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.16%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.84%        9.88%       15.17%       20.71%       26.51%
End of Year Balance                    $10,484.00   $10,988.28   $11,516.82   $12,070.78   $12,651.38
Estimated Annual Expenses              $    16.39   $    20.40   $    21.38   $    22.41   $    23.49
------------------------------------   ----------   ----------   ----------   ----------   ----------

GOVERNMENT & AGENCY
PORTFOLIO CORPORATE CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.19%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.60%       38.98%       45.66%       52.67%       60.01%
End of Year Balance                    $13,259.91   $13,897.71   $14,566.19   $15,266.83   $16,001.16
Estimated Annual Expenses              $    24.62   $    25.80   $    27.04   $    28.34   $    29.70
------------------------------------   ----------   ----------   ----------   ----------   ----------

GOVERNMENT TAXADVANTAGE
PORTFOLIO CORPORATE CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.16%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses
  5.00%                                      5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses
  4.85%                                      4.84%        9.73%       14.84%       20.19%       25.79%
End of Year Balance                    $10,484.00   $10,972.55   $11,483.88   $12,019.02   $12,579.11
Estimated Annual Expenses              $    16.39   $    36.48   $    38.18   $    39.95   $    41.82
------------------------------------   ----------   ----------   ----------   ----------   ----------

GOVERNMENT TAXADVANTAGE
PORTFOLIO CORPORATE CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.34%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses
  5.00%                                     34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses
  4.85%                                     31.65%       37.79%       44.21%       50.93%       57.96%
End of Year Balance                    $13,165.30   $13,778.80   $14,420.89   $15,092.91   $15,796.23
Estimated Annual Expenses              $    43.77   $    45.80   $    47.94   $    50.17   $    52.51
------------------------------------   ----------   ----------   ----------   ----------   ----------

TAX-FREE CASH RESERVE
PORTFOLIO CORPORATE CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.26%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.74%        9.67%       14.84%       20.25%       25.91%
End of Year Balance                    $10,474.00   $10,967.33   $11,483.89   $12,024.78   $12,591.14
Estimated Annual Expenses              $    26.62   $    31.09   $    32.55   $    34.09   $    35.69
------------------------------------   ----------   ----------   ----------   ----------   ----------

TAX-FREE CASH RESERVE
PORTFOLIO CORPORATE CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.84%       38.05%       44.55%       51.36%       58.49%
End of Year Balance                    $13,184.19   $13,805.16   $14,455.39   $15,136.23   $15,849.15
Estimated Annual Expenses              $    37.37   $    39.13   $    40.98   $    42.91   $    44.93
------------------------------------   ----------   ----------   ----------   ----------   ----------

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CASH MANAGEMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Class shares of the funds.

SHAREHOLDER FEES

                                                                                                                       TAX-FREE
                                                      LIQUID       STIC                 GOVERNMENT &    GOVERNMENT       CASH
                                                      ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(fees paid directly from your investment)           PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
-----------------------------------------           ---------   ---------   ---------   ------------   ------------   ---------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                 None        None        None         None           None          None
(Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)             None        None        None         None           None          None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                                       TAX-FREE
                                                      LIQUID       STIC                 GOVERNMENT &    GOVERNMENT       CASH
                                                      ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(expenses that are deducted from fund assets)       PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
-----------------------------------------           ---------   ---------   ---------   ------------   ------------   ---------
Management Fees                                        0.15%       0.15%       0.15%        0.10%          0.18%         0.21%
Distribution and/or Service (12b-1) Fees               0.10        0.10        0.10         0.10           0.10          0.10
Other Expenses(2)                                      0.04        0.05        0.05         0.06           0.13          0.05
Acquired Fund Fees and Expenses                        None        None        None         None           None          None
Total Annual Fund Operating Expenses                   0.29        0.30        0.30         0.26           0.41          0.36
Fee Waiver(3)                                          0.08        0.09        0.09         0.05           0.20          0.05
Net Annual Fund Operating Expenses                     0.21        0.21        0.21         0.21           0.21          0.31

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.02% of Rule 12b-1 distribution plan payments. In addition, the funds' advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $22      $ 85      $155      $360
STIC Prime Portfolio                   22        87       160       372
Treasury Portfolio                     22        87       160       372
Government & Agency Portfolio          22        79       141       326
Government TaxAdvantage Portfolio      22       111       210       498
Tax-Free Cash Reserve Portfolio        32       111       197       451"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 and 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Cash Management Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.73%       14.89%       20.31%       25.97%
End of Year Balance                 $10,479.00   $10,972.56   $11,489.37   $12,030.52   $12,597.16
Estimated Annual Expenses           $    21.50   $    31.10   $    32.57   $    34.10   $    35.71

LIQUID ASSETS PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6        YEAR 7      YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.90%       38.12%       44.62%       51.43%       58.57%
End of Year Balance                 $13,190.48   $13,811.75   $14,462.29   $15,143.46   $15,856.72
Estimated Annual Expenses           $    37.39   $    39.15   $    41.00   $    42.93   $    44.95

STIC PRIME PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.72%       14.87%       20.27%       25.92%
End of Year Balance                 $10,479.00   $10,971.51   $11,487.17   $12,027.07   $12,592.34
Estimated Annual Expenses           $    21.50   $    32.18   $    33.69   $    35.27   $    36.93

STIC PRIME PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6        YEAR 7      YEAR 8       YEAR 9       YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.84%       38.04%       44.53%       51.32%       58.43%
End of Year Balance                 $13,184.18   $13,803.84   $14,452.62   $15,131.89   $15,843.09
Estimated Annual Expenses           $    38.66   $    40.48   $    42.38   $    44.38   $    46.46

TREASURY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.30%        0.30%        0.30%        0.30%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.72%       14.87%       20.27%       25.92%
End of Year Balance                 $10,479.00   $10,971.51   $11,487.17   $12,027.07   $12,592.34
Estimated Annual Expenses           $    21.50   $    32.18   $    33.69   $    35.27   $    36.93

TREASURY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6        YEAR 7      YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.30%         0.30%      0.30%         0.30%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.84%       38.04%       44.53%       51.32%       58.43%
End of Year Balance                 $13,184.18   $13,803.84   $14,452.62   $15,131.89   $15,843.09
Estimated Annual Expenses           $    38.66   $    40.48   $    42.38   $    44.38   $    46.46

GOVERNMENT & AGENCY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.26%        0.26%        0.26%        0.26%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.76%       14.96%       20.41%       26.12%
End of Year Balance                 $10,479.00   $10,975.70   $11,495.95   $12,040.86   $12,611.60
Estimated Annual Expenses           $    21.50   $    27.89   $    29.21   $    30.60   $    32.05

GOVERNMENT & AGENCY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6        YEAR 7      YEAR 8       YEAR 9       YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.26%        0.26%        0.26%        0.26%        0.26%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.09%       38.36%       44.91%       51.78%       58.98%
End of Year Balance                 $13,209.39   $13,835.51   $14,491.32   $15,178.20   $15,897.65
Estimated Annual Expenses           $    33.57   $    35.16   $    36.82   $    38.57   $    40.40

GOVERNMENT TAXADVANTAGE
PORTFOLIO-- CASH
MANAGEMENT CLASS                      YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.41%        0.41%        0.41%        0.41%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.60%       14.63%       19.89%       25.40%
End of Year Balance                 $10,479.00   $10,959.99   $11,463.05   $11,989.20   $12,539.51
Estimated Annual Expenses           $    21.50   $    43.95   $    45.97   $    48.08   $    50.28

GOVERNMENT TAXADVANTAGE
PORTFOLIO-- CASH
MANAGEMENT CLASS                      YEAR 6        YEAR 7      YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.41%        0.41%        0.41%        0.41%        0.41%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.15%       37.17%       43.47%       50.05%       56.94%
End of Year Balance                 $13,115.07   $13,717.05   $14,346.67   $15,005.18   $15,693.92
Estimated Annual Expenses           $    52.59   $    55.01   $    57.53   $    60.17   $    62.93

TAX-FREE CASH RESERVE PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.31%        0.36%        0.36%        0.36%        0.36%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.69%        9.55%       14.63%       19.95%       25.52%
End of Year Balance                 $10,469.00   $10,954.76   $11,463.06   $11,994.95   $12,551.51
Estimated Annual Expenses           $    31.73   $    38.56   $    40.35   $    42.22   $    44.18

TAX-FREE CASH RESERVE PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.36%        0.36%        0.36%        0.36%        0.36%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.34%       37.43%       43.81%       50.48%       57.47%
End of Year Balance                 $13,133.90   $13,743.32   $14,381.01   $15,048.29   $15,746.53
Estimated Annual Expenses           $    46.23   $    48.38   $    50.62   $    52.97   $    55.43

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESOURCE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Resource Class shares of the funds.

SHAREHOLDER FEES

                                                     LIQUID                             GOVERNMENT    GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
(fees paid directly from your investment)          PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------   ---------   ----------   ---------   ----------   ------------   ------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                None         None        None         None         None           None
(Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price
   or redemption proceeds, whichever is less)         None         None        None         None         None           None

ANNUAL FUND OPERATING EXPENSES(1)

                                                     LIQUID                             GOVERNMENT    GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------   ---------   ----------   ---------   ----------   ------------   ------------
Management Fees                                       0.15%       0.15%        0.15%       0.10%         0.18%          0.21%
Distribution and/or Service (12b-1) Fees              0.20        0.20         0.20        0.20          0.20           0.20
Other Expenses(2)                                     0.04        0.05         0.05        0.06          0.13           0.05
Acquired Fund Fees and Expenses                       None        None         None        None          None           None
Total Annual Fund Operating Expenses                  0.39        0.40         0.40        0.36          0.51           0.46
Fee Waiver (3, 4)                                     0.06        0.11         0.11        0.07          0.22           0.07
Net Annual Fund Operating Expenses                    0.33        0.29         0.29        0.29          0.29           0.39

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.04% of Rule 12b-1 distribution plan payments on Resource Class shares of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio.

(4) The funds' advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $34      $119      $213      $487
STIC Prime Portfolio                   30       117       213       494
Treasury Portfolio                     30       117       213       494
Government & Agency Portfolio          30       109       195       449
Government TaxAdvantage Portfolio      30       141       263       619
Tax-Free Cash Reserve Portfolio        40       141       251       572"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 and 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Resource Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.33%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.67%        9.50%       14.54%       19.82%       25.35%
End of Year Balance                 $10,467.00   $10,949.53   $11,454.30   $11,982.35   $12,534.73
Estimated Annual Expenses           $    33.77   $    41.76   $    43.69   $    45.70   $    47.81

LIQUID ASSETS PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.13%       37.17%       43.49%       50.11%       57.03%
End of Year Balance                 $13,112.58   $13,717.07   $14,349.43   $15,010.94   $15,702.94
Estimated Annual Expenses           $    50.01   $    52.32   $    54.73   $    57.25   $    59.89

STIC PRIME PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio1 0.28%               0.29%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.71%        9.53%       14.56%       19.83%       25.35%
End of Year Balance                 $10,471.00   $10,952.67   $11,456.49   $11,983.49   $12,534.73
Estimated Annual Expenses           $    29.68   $    42.85   $    44.82   $    46.88   $    49.04

STIC PRIME PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio1 0.28%               0.40%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.11%       37.14%       43.45%       50.05%       56.95%
End of Year Balance                 $13,111.32   $13,714.45   $14,345.31   $15,005.19   $15,695.43
Estimated Annual Expenses           $    51.29   $    53.65   $    56.12   $    58.70   $    61.40

TREASURY PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.29%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.71%        9.53%       14.56%       19.83%       25.35%
End of Year Balance                 $10,471.00   $10,952.67   $11,456.49   $11,983.49   $12,534.73
Estimated Annual Expenses           $    29.68   $    42.85   $    44.82   $    46.88   $    49.04

TREASURY PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.40%        0.40%        0.40%        0.40%        0.40%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.11%       37.14%       43.45%       50.05%       56.95%
End of Year Balance                 $13,111.32   $13,714.45   $14,345.31   $15,005.19   $15,695.43
Estimated Annual Expenses           $    51.29   $    53.65   $    56.12   $    58.70   $    61.40

GOVERNMENT & AGENCY
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.29%        0.36%        0.36%        0.36%        0.36%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.71%        9.57%       14.65%       19.97%       25.54%
End of Year Balance                 $10,471.00   $10,956.85   $11,465.25   $11,997.24   $12,553.91
Estimated Annual Expenses           $    29.68   $    38.57   $    40.36   $    42.23   $    44.19

GOVERNMENT & AGENCY
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.36%        0.36%        0.36%        0.36%        0.36%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.36%       37.46%       43.84%       50.51%       57.50%
End of Year Balance                 $13,136.41   $13,745.94   $14,383.75   $15,051.16   $15,749.54
Estimated Annual Expenses           $    46.24   $    48.39   $    50.63   $    52.98   $    55.44

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.29%        0.51%        0.51%        0.51%        0.51%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.71%        9.41%       14.32%       19.46%       24.82%
End of Year Balance                 $10,471.00   $10,941.15   $11,432.41   $11,945.72   $12,482.08
Estimated Annual Expenses           $    29.68   $    54.60   $    57.05   $    59.61   $    62.29

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.51%        0.51%        0.51%        0.51%        0.51%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.43%       36.28%       42.40%       48.79%       55.48%
End of Year Balance                 $13,042.53   $13,628.14   $14,240.04   $14,879.42   $15,547.51
Estimated Annual Expenses           $    65.09   $    68.01   $    71.06   $    74.25   $    77.59

TAX-FREE CASH RESERVE
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.39%        0.46%        0.46%        0.46%        0.46%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.61%        9.36%       14.32%       19.51%       24.94%
End of Year Balance                 $10,461.00   $10,935.93   $11,432.42   $11,951.45   $12,494.05
Estimated Annual Expenses           $    39.90   $    49.21   $    51.45   $    53.78   $    56.22

TAX-FREE CASH RESERVE
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.46%        0.46%        0.46%        0.46%        0.46%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.61%       36.54%       42.74%       49.22%       56.00%
End of Year Balance                 $13,061.28   $13,654.26   $14,274.16   $14,922.21   $15,599.68
Estimated Annual Expenses           $    58.78   $    61.45   $    64.24   $    67.15   $    70.20

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PRIVATE INVESTMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO              STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO          TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                    TAX-FREE CASH RESERVE PORTFOLIO


PARTICIPATION IN THE U.S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Private Investment Class shares of the funds.

SHAREHOLDER FEES

                                                    LIQUID                          GOVERNMENT &      GOVERNMENT         TAX-FREE
                                                    ASSETS   STIC PRIME  TREASURY      AGENCY        TAXADVANTAGE      CASH RESERVE
(fees paid directly from your investment)         PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO        PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                  None       None       None         None             None              None
(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None       None       None         None             None              None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)

                                                   LIQUID                             GOVERNMENT &    GOVERNMENT        TAX-FREE
                                                   ASSETS    STIC PRIME   TREASURY       AGENCY      TAXADVANTAGE     CASH RESERVE
(expenses that are deducted from fund assets)    PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.15%       0.15%       0.15%         0.10%          0.18%            0.21%
Distribution and/or Service (12b-1) Fees            0.50        0.50        0.50          0.50           0.50             0.50
Other Expenses(2)                                   0.04        0.05        0.05          0.06           0.13             0.05
Acquired Fund Fees and Expenses                     None        None        None          None           None             None
Total Annual Fund Operating Expenses                0.69        0.70        0.70          0.66           0.81             0.76
Fee Waiver(3)                                       0.26        0.27        0.27          0.23           0.43             0.28
Net Annual Fund Operating Expenses                  0.43        0.43        0.43          0.43           0.38             0.48
------------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.20%, 0.25%, 0.20%, 0.20%, 0.20% and 0.25% of Rule 12b-1
     distribution plan payments on Private Investment Class shares of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio respectively. In addition, the funds' advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds. The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year; and

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR         3 YEARS        5 YEARS         10 YEARS
Liquid Assets Portfolio                  $44           $195           $358             $834
STIC Prime Portfolio                      44            197            363              845
Treasury Portfolio                        44            197            363              845
Government & Agency Portfolio             44            188            345              801
Government TaxAdvantage Portfolio         39            216            407              962
Tax-Free Cash Reserve Portfolio           49            215            395              916"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 and 8 of the prospectus:


"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

    o You invest $10,000 in a fund and hold it for the entire 10-year period;

    o  Your investment has a 5% return before expenses each year; and

    o Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for each fund's Private Investment Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.43%       0.69%      0.69%       0.69%       0.69%
Cumulative Return Before Expenses             5.00%      10.25%     15.76%      21.55%      27.63%
Cumulative Return After Expenses              4.57%       9.08%     13.78%      18.68%      23.80%
End of Year Balance                      $10,457.00  $10,907.70  $11,377.82 $11,868.20  $12,379.72
Estimated Annual Expenses                    $43.98      $73.71     $76.89      $80.20      $83.66
--------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.69%       0.69%      0.69%       0.69%       0.69%
Cumulative Return Before Expenses            34.01%      40.71%     47.75%      55.13%      62.89%
Cumulative Return After Expenses             29.13%      34.70%     40.50%      46.56%      52.88%
End of Year Balance                      $12,913.29  $13,469.85  $14,050.40 $14,655.97  $15,287.65
Estimated Annual Expenses                    $87.26      $91.02     $94.94      $99.04     $103.31
--------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.43%       0.70%      0.70%       0.70%       0.70%
Cumulative Return Before Expenses             5.00%      10.25%     15.76%      21.55%      27.63%
Cumulative Return After Expenses              4.57%       9.07%     13.76%      18.65%      23.75%
End of Year Balance                      $10,457.00  $10,906.65  $11,375.64 $11,864.79  $12,374.98
Estimated Annual Expenses                    $43.98      $74.77     $77.99      $81.34      $84.84
--------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.70%       0.70%      0.70%       0.70%       0.70%
Cumulative Return Before Expenses            34.01%      40.71%     47.75%      55.13%      62.89%
Cumulative Return After Expenses             29.07%      34.62%     40.41%      46.45%      52.74%
End of Year Balance                      $12,907.10  $13,462.10  $14,040.98 $14,644.74  $15,274.46
Estimated Annual Expenses                    $88.49      $92.29     $96.26     $100.40     $104.72
--------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.43%       0.70%      0.70%       0.70%       0.70%
Cumulative Return Before Expenses             5.00%      10.25%     15.76%      21.55%      27.63%
Cumulative Return After Expenses              4.57%       9.07%     13.76%      18.65%      23.75%
End of Year Balance                      $10,457.00  $10,906.65  $11,375.64 $11,864.79  $12,374.98
Estimated Annual Expenses                    $43.98      $74.77     $77.99      $81.34      $84.84
--------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.70%       0.70%      0.70%       0.70%       0.70%
Cumulative Return Before Expenses            34.01%      40.71%     47.75%      55.13%      62.89%
Cumulative Return After Expenses             29.07%      34.62%     40.41%      46.45%      52.74%
End of Year Balance                      $12,907.10  $13,462.10  $14,040.98 $14,644.74  $15,274.46
Estimated Annual Expenses                    $88.49      $92.29     $96.26     $100.40     $104.72
--------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.43%       0.66%      0.66%       0.66%       0.66%
Cumulative Return Before Expenses             5.00%      10.25%     15.76%      21.55%      27.63%
Cumulative Return After Expenses              4.57%       9.11%     13.84%      18.78%      23.94%
End of Year Balance                      $10,457.00  $10,910.83  $11,384.36 $11,878.45  $12,393.97
Estimated Annual Expenses                    $43.98      $70.51     $73.57      $76.77      $80.10
--------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.66%       0.66%      0.66%       0.66%       0.66%
Cumulative Return Before Expenses            34.01%      40.71%     47.75%      55.13%      62.89%
Cumulative Return After Expenses             29.32%      34.93%     40.79%      46.90%      53.27%
End of Year Balance                      $12,931.87  $13,493.11  $14,078.71 $14,689.73  $15,327.26
Estimated Annual Expenses                    $83.58      $87.20     $90.99      $94.94      $99.06
--------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.38%       0.81%      0.81%       0.81%       0.81%
Cumulative Return Before Expenses             5.00%      10.25%     15.76%      21.55%      27.63%
Cumulative Return After Expenses              4.62%       9.00%     13.57%      18.33%      23.29%
End of Year Balance                      $10,462.00  $10,900.36  $11,357.08 $11,832.94  $12,328.74
Estimated Annual Expenses                    $38.88      $86.52     $90.14      $93.92      $97.85
--------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.81%       0.81%      0.81%       0.81%       0.81%
Cumulative Return Before Expenses            34.01%      40.71%     47.75%      55.13%      62.89%
Cumulative Return After Expenses             28.45%      33.84%     39.44%      45.29%      51.37%
End of Year Balance                      $12,845.32  $13,383.54  $13,944.31 $14,528.58  $15,137.32
Estimated Annual Expenses                   $101.95     $106.23    $110.68     $115.32     $120.15
--------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.48%       0.76%      0.76%       0.76%       0.76%
Cumulative Return Before Expenses             5.00%      10.25%     15.76%      21.55%      27.63%
Cumulative Return After Expenses              4.52%       8.95%     13.57%      18.39%      23.41%
End of Year Balance                      $10,452.00  $10,895.16  $11,357.12 $11,838.66  $12,340.62
Estimated Annual Expenses                    $49.08      $81.12     $84.56      $88.14      $91.88
--------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO--
PRIVATE INVESTMENT CLASS                     YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       0.76%       0.76%      0.76%       0.76%       0.76%
Cumulative Return Before Expenses            34.01%      40.71%     47.75%      55.13%      62.89%
Cumulative Return After Expenses             28.64%      34.09%     39.78%      45.71%      51.88%
End of Year Balance                      $12,863.86  $13,409.29  $13,977.84 $14,570.51  $15,188.30
Estimated Annual Expenses                    $95.78      $99.84    $104.07     $108.48     $113.08
--------------------------------------------------------------------------------------------------

(1)   Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PERSONAL INVESTMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:


GOVERNMENT & AGENCY PORTFOLIO                STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO            TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                      TAX-FREE CASH RESERVE PORTFOLIO


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Personal Investment Class shares of the funds.

SHAREHOLDER FEES

                                    LIQUID       STIC                 GOVERNMENT &    GOVERNMENT      TAX-FREE
(fees paid directly from your       ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
investment)                       PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------     ---------   ---------   ---------   ------------   ------------   ------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)        None        None        None         None           None           None
Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is less)                             None        None        None         None           None           None

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are                  LIQUID       STIC                 GOVERNMENT &    GOVERNMENT      TAX-FREE
deducted from fund                  ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
assets)                           PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------                ---------   ---------   ---------   ------------   ------------   ------------
Management Fees                      0.15%       0.15%       0.15%        0.10%          0.18%          0.21%
Distribution and/or Service
(12b-1) Fees                         0.75        0.75        0.75         0.75           0.75           0.75
Other Expenses(2)                    0.04        0.05        0.05         0.06           0.13           0.05
Acquired Fund Fees and Expenses      None        None        None         None           None           None
Total Annual Fund Operating
Expenses                             0.94        0.95        0.95         0.91           1.06           1.01
Fee Waiver(3)                        0.26        0.27        0.27         0.23           0.38           0.23
Net Annual Fund Operating
Expenses                             0.68        0.68        0.68         0.68           0.68           0.78

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.20% of Rule 12b-1 distribution plan payments. In addition, the funds' advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;
     (ii)  redeem all your shares at the end of the periods indicated;
     (iii) earn a 5% return on your investment before operating expenses each year; and
     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR           3 YEARS          5 YEARS          10 YEARS
---------------------------------------  ---------------  ----------------  ---------------  ----------------
Liquid Assets Portfolio                        $69              $274              $495            $1,131
STIC Prime Portfolio                            69               276              499              1,142
Treasury Portfolio                              69               276              499              1,142
Government & Agency Portfolio                   69               267              481              1,098
Government TaxAdvantage Portfolio               69               299              548              1,260
Tax-Free Cash Reserve Portfolio                 80               299              535              1,215"
---------------------------------------  ---------------  ----------------  ---------------  ----------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 and 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

     o You invest $10,000 in a fund and hold it for the entire 10-year period;
     o    Your investment has a 5% return before expenses each year; and
     o Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Personal Investment Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------              ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.68%        0.94%        0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.32%        8.56%       12.96%       17.55%       22.32%       27.29%       32.46%
End of Year Balance                    $10,432.00   $10,855.54   $11,296.27   $11,754.90   $12,232.15   $12,728.78   $13,245.57
Estimated Annual Expenses              $    69.47   $   100.05   $   104.11   $   108.34   $   112.74   $   117.32   $   122.08

LIQUID ASSETS PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 8       YEAR 9       YEAR 10
-------------------------              ----------   ----------   ----------
Annual Expense Ratio(1)                      0.94%        0.94%        0.94%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            37.83%       43.43%       49.25%
End of Year Balance                    $13,783.34   $14,342.94   $14,925.26
Estimated Annual Expenses              $   127.04   $   132.19   $   137.56

STIC PRIME PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------              ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.68%        0.95%        0.95%        0.95%        0.95%        0.95%        0.95%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.32%        8.54%       12.94%       17.52%       22.27%       27.23%       32.38%
End of Year Balance                    $10,432.00   $10,854.50   $11,294.10   $11,751.51   $12,227.45   $12,722.66   $13,237.93
Estimated Annual Expenses              $    69.47   $   101.11   $   105.21   $   109.47   $   113.90   $   118.51   $   123.31

STIC PRIME PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 8       YEAR 9       YEAR 10
-------------------------              ----------   ----------   ----------
Annual Expense Ratio(1)                      0.95%        0.95%        0.95%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            37.74%       43.32%       49.12%
End of Year Balance                    $13,774.07   $14,331.92   $14,912.36
Estimated Annual Expenses              $   128.31   $   133.50   $   138.91

TREASURY PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------              ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.68%        0.95%        0.95%        0.95%        0.95%        0.95%        0.95%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.32%        8.54%       12.94%       17.52%       22.27%       27.23%       32.38%
End of Year Balance                    $10,432.00   $10,854.50   $11,294.10   $11,751.51   $12,227.45   $12,722.66   $13,237.93
Estimated Annual Expenses              $    69.47   $   101.11   $   105.21   $   109.47   $   113.90   $   118.51   $   123.31

TREASURY PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 8       YEAR 9       YEAR 10
-------------------------              ----------   ----------   ----------
Annual Expense Ratio(1)                      0.95%        0.95%        0.95%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            37.74%       43.32%       49.12%
End of Year Balance                    $13,774.07   $14,331.92   $14,912.36
Estimated Annual Expenses              $   128.31   $   133.50   $   138.91

GOVERNMENT & AGENCY
PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------              ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.68%        0.91%        0.91%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.32%        8.59%       13.03%       17.65%       22.46%       27.47%       32.68%
End of Year Balance                    $10,432.00   $10,858.67   $11,302.79   $11,765.07   $12,246.26   $12,747.14   $13,268.49
Estimated Annual Expenses              $    69.47   $    96.87   $   100.83   $   104.96   $   109.25   $   113.72   $   118.37

GOVERNMENT & AGENCY
PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 8       YEAR 9       YEAR 10
-------------------------              ----------   ----------   ----------
Annual Expense Ratio(1)                      0.91%        0.91%        0.91%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            38.11%       43.76%       49.64%
End of Year Balance                    $13,811.18   $14,376.05   $14,964.03
Estimated Annual Expenses              $   123.21   $   128.25   $   133.50

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------              ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.68%        1.06%        1.06%        1.06%        1.06%        1.06%        1.06%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.32%        8.43%       12.70%       17.14%       21.76%       26.56%       31.54%
End of Year Balance                    $10,432.00   $10,843.02   $11,270.24   $11,714.28   $12,175.83   $12,655.55   $13,154.18
Estimated Annual Expenses              $    69.47   $   112.76   $   117.20   $   121.82   $   126.62   $   131.61   $   136.79

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 8       YEAR 9       YEAR 10
-------------------------              ----------   ----------   ----------
Annual Expense Ratio(1)                      1.06%        1.06%        1.06%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            36.72%       42.11%       47.71%
End of Year Balance                    $13,672.46   $14,211.15   $14,771.07
Estimated Annual Expenses              $   142.18   $   147.78   $   153.61

TAX-FREE CASH RESERVE
PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------              ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.78%        1.01%        1.01%        1.01%        1.01%        1.01%        1.01%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.22%        8.38%       12.70%       17.20%       21.88%       26.74%       31.80%
End of Year Balance                    $10,422.00   $10,837.84   $11,270.27   $11,719.95   $12,187.58   $12,673.86   $13,179.55
Estimated Annual Expenses              $    79.65   $   107.36   $   111.65   $   116.10   $   120.73   $   125.55   $   130.56

TAX-FREE CASH RESERVE
PORTFOLIO--
PERSONAL INVESTMENT CLASS                YEAR 8       YEAR 9       YEAR 10
-------------------------              ----------   ----------   ----------
Annual Expense Ratio(1)                      1.01%        1.01%        1.01%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            37.05%       42.52%       48.21%
End of Year Balance                    $13,705.41   $14,252.26   $14,820.92
Estimated Annual Expenses              $   135.77   $   141.19   $   146.82

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESERVE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO            STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO        TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                  TAX-FREE CASH RESERVE PORTFOLIO


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While the Money Market Funds have not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Money Market Funds will be able to do so. Therefore, the Board of Trustees of the Money Market Funds has determined that the Money Market Funds will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize credit markets by discouraging substantial redemptions in money market funds. The Money Market Funds' participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Money Market Funds that they will receive $1 for each Money Market Fund share covered by the Program, in the event that the Money Market Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Money Market Funds as of the close of business on September 19, 2008. A participating Money Market Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Money Market Fund to liquidate. Upon declaration of a Guarantee Event, the Money Market Funds will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Money Market Funds paid to the Treasury a fee in the amount of 0.01% of the Money Market Fund's net asset value as of September 19, 2008. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Reserve Class shares of the funds.

SHAREHOLDER FEES

                                              LIQUID      STIC                GOVERNMENT   GOVERNMENT     TAX-FREE
                                              ASSETS     PRIME     TREASURY   & AGENCY    TAXADVANTAGE  CASH RESERVE
(fees paid directly from your investment)    PORTFOLIO PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------- --------- ---------- ---------- ----------- -------------- -------------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a percentage of offering price)            None      None       None        None         None           None

Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price
 or redemption proceeds, whichever is less)     None      None       None        None         None           None
-------------------------------------------- --------- ---------- ---------- ----------- -------------- -------------

ANNUAL FUND OPERATING EXPENSES(1)

                                              LIQUID     STIC                GOVERNMENT    GOVERNMENT     TAX-FREE
(expenses that are deducted from fund         ASSETS    PRIME      TREASURY   & AGENCY    TAXADVANTAGE   CASH RESERVE
assets)                                      PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------- --------- ---------- ---------- ----------- -------------- -------------
Management Fees                                0.15%     0.15%      0.15%      0.10%         0.18%          0.21%

Distribution and/or Service (12b-1) Fees       1.00      1.00       1.00        1.00         1.00           1.00

Other Expenses(2)                              0.04      0.05       0.05        0.06         0.13           0.05

Acquired Fund Fees and Expenses                None      None       None        None         None           None

Total Annual Fund Operating Expenses           1.19      1.20       1.20        1.16         1.31           1.26

Fee Waiver(3)                                  0.19      0.20       0.20        0.16         0.31           0.16

Net Annual Fund Operating Expenses             1.00      1.00       1.00        1.00         1.00           1.10
-------------------------------------------- --------- ---------- ---------- ----------- -------------- -------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.13% of Rule 12b-1 distribution plan payments. In addition, the funds' advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.22% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (vi) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.
    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
    The expense example assumes you:
    (i)   invest $10,000 in the fund for the time periods indicated;
    (ii)  redeem all your shares at the end of the periods indicated;
    (iii) earn a 5% return on your investment before operating expenses each year; and
    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                              1 YEAR          3 YEARS            5 YEARS         10 YEARS
--------------------------------------------- --------------- ------------------ --------------- ---------------------
Liquid Assets Portfolio                       $102            $359               $636            $1,426
STIC Prime Portfolio                           102             361                640             1,437
Treasury Portfolio                             102             361                640             1,437
Government & Agency Portfolio                  102             353                623             1,395
Government TaxAdvantage Portfolio              102             385                688             1,552
Tax-Free Cash Reserve Portfolio                112             384                676             1,509"
--------------------------------------------- --------------- ------------------ --------------- ---------------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 and 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's return over a 10-year period. The example reflects the following:

    o  You invest $10,000 in a fund and hold it for the entire 10-year period;

    o  Your investment has a 5% return before expenses each year; and

    o Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed. There is no assurance that the annual expense ratio will be the expense ratio for each fund's Reserve Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS
PORTFOLIO--
RESERVE CLASS           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                 1.00%      1.19%      1.19%      1.19%      1.19%      1.19%      1.19%      1.19%      1.19%      1.19%

Cumulative Return
 Before Expenses          5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses           4.00%      7.96%     12.08%     16.35%     20.78%     25.38%     30.16%     35.12%     40.26%     45.61%

End of Year
 Balance             $10,400.00 $10,796.24 $11,207.58 $11,634.59 $12,077.86 $12,538.03 $13,015.73 $13,511.63 $14,026.42 $14,560.83

Estimated Annual
Expenses                $102.00    $126.12    $130.92    $135.91    $141.09    $146.46    $152.04    $157.84    $163.85    $170.09
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

STIC PRIME
PORTFOLIO--
RESERVE CLASS           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Annual Expense
 Ratio(1)                 1.00%     1.20%       1.20%      1.20%     1.20%       1.20%      1.20%      1.20%      1.20%      1.20%

Cumulative Return
 Before Expenses          5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%

Cumulative Return
 After Expenses           4.00%      7.95%     12.05%     16.31%     20.73%     25.32%     30.08%     35.03%     40.16%     45.48%

End of Year
 Balance             $10,400.00 $10,795.20 $11,205.42 $11,631.22 $12,073.21 $12,531.99 $13,008.21 $13,502.52 $14,015.62 $14,548.21

Estimated Annual
 Expenses               $102.00    $127.17    $132.00    $137.02    $142.23    $147.63    $153.24    $159.06    $165.11    $171.38
-------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

TREASURY PORTFOLIO
RESERVE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
------------------                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      1.00%        1.20%        1.20%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.00%        7.95%       12.05%       16.31%       20.73%       25.32%       30.08%
End of Year Balance                    $10,400.00   $10,795.20   $11,205.42   $11,631.22   $12,073.21   $12,531.99   $13,008.21
Estimated Annual Expenses              $   102.00   $   127.17   $   132.00   $   137.02   $   142.23   $   147.63   $   153.24

TREASURY PORTFOLIO
RESERVE CLASS                            YEAR 8       YEAR 9       YEAR 10
------------------                     ----------   ----------   ----------
Annual Expense Ratio(1)                      1.20%        1.20%        1.20%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            35.03%       40.16%       45.48%
End of Year Balance                    $13,502.52   $14,015.62   $14,548.21
Estimated Annual Expenses              $   159.06   $   165.11   $   171.38

GOVERNMENT & AGENCY PORTFOLIO
RESERVE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-----------------------------          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      1.00%        1.16%        1.16%        1.16%        1.16%        1.16%        1.16%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.00%        7.99%       12.14%       16.45%       20.92%       25.56%       30.38%
End of Year Balance                    $10,400.00   $10,799.36   $11,214.06   $11,644.68   $12,091.83   $12,556.16   $13,038.31
Estimated Annual Expenses              $   102.00   $   122.96   $   127.68   $   132.58   $   137.67   $   142.96   $   148.45

GOVERNMENT & AGENCY PORTFOLIO
RESERVE CLASS                            YEAR 8       YEAR 9       YEAR 10
-----------------------------          ----------   ----------   ----------
Annual Expense Ratio(1)                      1.16%        1.16%        1.16%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            35.39%       40.59%       45.99%
End of Year Balance                    $13,538.98   $14,058.88   $14,598.74
Estimated Annual Expenses              $   154.15   $   160.07   $   166.21

GOVERNMENT TAXADVANTAGE
PORTFOLIO
RESERVE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-----------------------                ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      1.00%        1.31%        1.31%        1.31%        1.31%        1.31%        1.31%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             4.00%        7.84%       11.82%       15.94%       20.22%       24.66%       29.26%
End of Year Balance                    $10,400.00   $10,783.76   $11,181.68   $11,594.28   $12,022.11   $12,465.73   $12,925.72
Estimated Annual Expenses              $   102.00   $   138.75   $   143.87   $   149.18   $   154.69   $   160.40   $   166.31

GOVERNMENT TAXADVANTAGE
PORTFOLIO
RESERVE CLASS                            YEAR 8       YEAR 9       YEAR 10
-----------------------                ----------   ----------   ----------
Annual Expense Ratio(1)                      1.31%        1.31%        1.31%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            34.03%       38.97%       44.10%
End of Year Balance                    $13,402.67   $13,897.23   $14,410.04
Estimated Annual Expenses              $   172.45   $   178.81   $   185.41

TAX-FREE CASH RESERVE PORTFOLIO
RESERVE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------        ----------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      1.10%        1.26%        1.26%        1.26%        1.26%        1.26%        1.26%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses             3.90%        7.79%       11.82%       16.00%       20.34%       24.84%       29.51%
End of Year Balance                    $10,390.00   $10,778.59   $11,181.71   $11,599.90   $12,033.74   $12,483.80   $12,950.69
Estimated Annual Expenses              $   112.15   $   133.36   $   138.35   $   143.52   $   148.89   $   154.46   $   160.24
                                       ----------   ----------   ----------   ----------   ----------   ----------   ----------

TAX-FREE CASH RESERVE PORTFOLIO
RESERVE CLASS                            YEAR 8       YEAR 9       YEAR 10
-------------------------------        ----------   ----------   ----------
Annual Expense Ratio(1)                      1.26%        1.26%        1.26%
Cumulative Return Before Expenses           47.75%       55.13%       62.89%
Cumulative Return After Expenses            34.35%       39.38%       44.59%
End of Year Balance                    $13,435.05   $13,937.52   $14,458.78
Estimated Annual Expenses              $   166.23   $   172.45   $   178.90
                                       ----------   ----------   ----------

(1)  Your actual expenses may be higher or lower than those shown."

                                       4